RiverFront Moderate Growth & Income Fund
Investment Objective

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years.

The Fund's secondary objective is to provide growth of capital.